CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 10,653		$ 28,083		$ 67,896
Trade receivables, net of credit losses of $193 and $328, respectively	5,843		3,120		1,036
Prepaid expenses and other current assets	1,818		2,366		649
Inventories	7,300		5,653		2,929
Total current assets	25,614		39,222		72,510
LONG-TERM ASSETS
Restricted cash and other long-term assets	436		784		694
Operating lease right-of-use assets	945		1,861		836
Property and equipment, net	1,217		1,262		196
Intangible assets	10,020		12,525		0
Goodwill	7,538		7,538		0
Total long-term assets	20,156		23,970		1,726
Total assets	45,770		63,192		74,236
CURRENT LIABILITIES
Trade payables	4,992		5,069		1,950
Employees and payroll accruals	1,482		2,034		1,282
Deferred revenues	1,358		1,504		301
Current maturities of operating leases liability	936		1,296		564
Earnout liability	0		576		0
Other current liabilities	889		1,316		685
Total current liabilities	9,657		11,795		4,782
LONG-TERM LIABILITIES
Earnout liability	792		2,716		0
Deferred revenues	1,301		1,506		890
Non-current operating leases liability	45		607		333
Other long-term liabilities	82		58		66
Total long-term liabilities	2,220		4,887		1,289
Total liabilities	11,877		16,682		6,071
COMMITMENTS AND CONTINGENT LIABILITIES
Shareholders' equity:
Ordinary share of NIS 1.75 par value-Authorized: 25,000,000 shares at September 30, 2024 and December 31, 2023; Issued: 9,380,291 and 9,161,798 shares at September 30, 2024 and December 31, 2023, respectively; Outstanding: 8,805,633 and 8,587,140 shares as of September 30, 2024 and December 31, 2023 respectively (1)	4,589	[1]	4,487	[1]	4,489
Additional paid-in capital	282,054		281,109		279,857
Treasury Shares at cost, 574,658 ordinary shares at September 30, 2024 and December 31, 2023 (1)	(3,203)	[1]	(3,203)	[1]	(2,431)
Accumulated deficit	(249,547)		(235,883)		(213,750)
Total shareholders' equity	33,893		46,510		68,165
Total liabilities and shareholders' equity	$ 45,770		$ 63,192		$ 74,236

[1]	Reflects our one-for-seven reverse share split that became effective on March 15, 2024. See Note 8a to the condensed consolidated financial statements.